Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT J.P. Morgan U.S. Equity Fund
Supplement dated June 18, 2024
to the Prospectus dated April 29, 2024
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT J.P. Morgan U.S. Equity Fund
Effective immediately, the heading above the bar chart on page 56 of the Prospectus is deleted in its entirety and replaced with the following:
Annual Total Returns – Class II Shares
(Years Ended December 31,)

NVIT J.P. Morgan U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT J.P. Morgan U.S. Equity Fund
Supplement dated June 18, 2024
to the Prospectus dated April 29, 2024
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT J.P. Morgan U.S. Equity Fund
Effective immediately, the heading above the bar chart on page 56 of the Prospectus is deleted in its entirety and replaced with the following:
Annual Total Returns – Class II Shares
(Years Ended December 31,)

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns – Class II Shares (Years Ended December 31,)